Report for six months period ending:    /  /    (a)
             or fiscal year ending:  12/31/02   (b)

Report for the transition period ending:  /  /  (c)
[If transition report also complete (a) or (b) above.]

Is this an amendment to a previous filing? (Y/N):                    N
                                                                   ------
                                                                    Y/N

Those items or sub-items with a box "[/]" after the item number hould be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

   B.  File Number: 811-6230

   C.  Telephone Number 727/299-7625

2. A.  Street: 100 Fountain Parkway

   B. City: St. Petersburg    C. State:FL    D. Zip Code: 33716  Zip Ext.: 1205

   E.  Foreign Country

3.  Is this the first filing on this form by Registrant? (Y/N)        N
                                                                   ------
                                                                    Y/N

4.  Is this the last filing on this form by Registrant? (Y/N)         N
                                                                  -------
                                                                    Y/N

5. Is Registrant a small business investment company (SBIC)?(Y/N)     N
   [If answer is "Y" (Yes), complete only items 89 through 110.]   ------
                                                                     Y/N

6. Is Registrant a unit investment trust (UIT)?(Y/N)                  Y
   [If answer is "Y" (Yes), comply only items 111 through 132.]    ------
                                                                    Y/N

7.  A. Is Registrant a series or multiple portfolio company? (Y/N)    N
       [If answer is "N" (No), go to item 8.]                      -------
                                                                     Y/N

   B. How may separate series or portfolios did Registrant have at the end of the period?

For period  ending  12/31/02                   If filing more than one
File Number 811- 6230                          page 46, x box:

111.     A. [ /]  Depositors Name:

         B. [ /]  File Number (If any):

         C. [ /]  City:          State:       Zip Code:          Zip Ext.:

            [ /]  Foreign Country:              Foreign Postal Code:

112.     A. [ /]   Sponsor Name:

         B. [ /]  File Number (If any):

         C. [ /]  City:          State:        Zip Code:          Zip Ext.:

            [ /]  Foreign Country:              Foreign Postal Code:

113.      A. [ /]  Trustee Name:

          B. [ /]  City:        State:         Zip Code:          Zip Ext.:

             [ /]  Foreign Country:            Foreign Postal Code:

114.     A. [ /]   Principal Underwriter Name:

         B. [ /]  File Number (If any):

         C. [ /]  City:         State:         Zip Code:         Zip Ext.:

              [ /]  Foreign Country:             Foreign Postal Code:

115.     A. [ /]  Independent Public Accountant Name:

         B. [ /]  City:        State:          Zip Code:            Zip Ext.:

            [ /]  Foreign Country:              Foreign Postal Code:

For period ending:  12/31/02                  If filing more than one
File Number 811- 6230                         page 46, x box:

116.     Family of investment companies information:

          A. [ /]  Is Registrant part of a family of investment
                    companies? (Y/N)                                ---------
                                                                      Y/N

         B. [ /] Identify the family in 10 letters _ ___ ___ ___ ___ ___ ___ (NOTE: In filing this form, use this identification consistently for all investment companies family. This designation is for purposes of this form only.)

117.     A. [ /]  Is Registrant a separate account of an insurance
                  company? (Y/N)                                      -------
                                                                        Y/N
                  If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [ / ]  Variable annuity contracts? (Y/N)                  -------
                                                                       Y/N

         C. [ / ]  Scheduled premium variable life contracts?(Y/N)    --------
                                                                        Y/N

         D. [ / ]  Flexible premium variable life contracts? (Y/N)   --------
                                                                        Y/N

          E. [ / ]  Other types of insurance products registered
                    under the Securities Act of 1933?(Y/N)            --------
                                                                         Y/N

118. [ / ] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [ / ] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [ / ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121. [ / ] State the number of series for which current prospectus was in existence at the end of the period

122. [ / ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending:  12/31/02                If filing more than one
File Number 811- 6230                        page 46, x box:

123. [/]  State the total value of the additional units
          considered in answering item 122 ($000's omitted)     $

124. [/] State the total value of units of prior series that were placed in the portfolio of subsequent series
         during the current period (the value of the units
         is to be measured on the date they were placed in the
         subsequent series) ($000's omitted)                     $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)       $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.)($000's omitted)   $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series during the current period (excluding distributions of realized gains, if any):


                                       Number of              Total Assets            Total Income
                                       Series                 ($000's                 Distributions
                                       Investing              omitted)                ($000's omitted)

A.  U.S. Treasury direct issue                                $                       $
B.  U.S. Government agency                                    $                       $
C.  State and municipal tax-free                              $                       $
D.  Public utility debt                                       $                       $
E.  Brokers of dealers debt or debt                           $                       $
    of brokers' or dealers' parent
F.  All other corporate intermed, &                           $                       $
    long-term debt
G.  All other corporate shot-term debt                        $                       $
H.  Equity securities of brokers or                           $                       $
    dealers or parents  of brokers or dealers
I.  Investment company equity securities         1            $2,047                  $249
J.  All other equity securities                               $                       $
K.  Other securities
L.  Total assets of all series of Registrant.                 $2,047                  $



For period  ending  12/31/02                      If filing more than one
File Number 811- 6230                             page 46, x box:

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer? (Y/N)        --------
         [If answer is "N" (No), go to item 131.]                       Y/N

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period?   (Y/N)          --------
          [If answer is "N" (No), go to item 131.]                      Y/N


130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees?  (Y/N)                                          --------
                                                                         Y/N

131.     Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)           $29
                                                                      --------
132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-           811-                   811-                    811-
811-           811-                   811-                    811-
811-           811-                   811-                    811-
811-           811-                   811-                    811-
811-           811-                   811-                    811-
811-           811-                   811-                    811-

SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee) in the City of St.Petersburg and the State of Florida on the 25th day of February, 2003.

                    Templeton Immediate Variable Annuity Separate Account
                     (Name of registrant, depositor or trustee)

                     BY: /s/VICKIE S. NUZZO
                         -------------------------
                         Vickie S. Nuzzo
                         Senior Vice President
                         and Chief Operating Officer